Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable (Note 12)	$ 70,662	$ 138,276
Due to related parties (Note 12 and Note 14)	185,538	304,623
Accrued liabilities (Note 12)	36,070	79,113
Accounts payable and accrued liabilities	$ 292,270	$ 522,012